CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net (Loss) Income	$ (105,417)	$ (73,192)	$ (72,298)
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities
Depreciation Expense	74,375	69,219	64,626
Impairment Loss on Vessel	0	12,030	0
Loss on Contract	5,000	0	16,200
Dry-dock Expenditures	(17,928)	(16,538)	(11,577)
Amortization of Deferred Finance Costs	1,228	1,365	653
Deferred Compensation Liability	832	1,391	1,741
Compensation- Restricted Shares	0	1,540	67
Share-based Compensation	2,093	1,258	1,320
Other, net	(5)	(170)	0
Changes in Operating Assets and Liabilities:
Accounts Receivables	(11,435)	17,532	(9,682)
Accounts Receivables Related party	0	(11,291)	1,571
Inventory	3,528	3,538	(3,982)
Prepaid and Other Current Assets	(130)	7,799	(4,167)
Accounts Payable and Accrued Liabilities	(3,796)	(7,609)	13,983
Accounts Payable Related party	0	610	926
Voyages in Progress	4,390	5,233	(5,233)
Non-current Related party Receivables	0	(13,282)	(18,941)
Other Non-current Assets	0	0	12,630
Net Cash (Used in) Provided by Operating Activities	(47,265)	(567)	(12,163)
Cash Flows from Investing Activities
Proceeds from Sale (Investment in) Marketable Securities	600	0	(795)
Investment in Vessels	(6,983)	(2,745)	(91,536)
Investment in Other Fixed Assets	(1,864)	0	0
Deposit and Loan repayment from seller	5,475	9,000	10,609
Acquisition of Nordic American Offshore Ltd	(65,004)	0	0
Acquisition of Orion Tankers Ltd	(271)	0	0
Cash arising from obtaining control of Orion Tankers Ltd	6,544	0	0
Acquisition of Scandic American Shipping Ltd, net of cash acquired	(7,641)	0	0
Acquisition of Scandic Assets Held for Sale	(5,467)	0	0
Proceeds from Sale of Scandic Assets held for Sale	5,467	0	0
Change in Restricted Cash	(5,000)	0	0
Other, net	889	(129)	(61)
Net Cash Provided by (Used in) Investing Activities	(73,255)	6,126	(81,783)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	172,611	75,582	4
Proceeds from Use of Credit Facility	40,000	270,000	155,000
Repayments on Credit Facility	(40,000)	(250,000)
Credit Facility Costs	0	(6,139)	0
Dividends Paid	(41,756)	(63,497)	(54,273)
Net Cash Provided by Financing Activities	130,855	25,946	100,731
Net Increase (Decrease) in Cash and Cash Equivalents	10,335	31,505	6,785
Cash and Cash Equivalents at the Beginning of Year	55,511	24,006	17,221
Effect of exchange rate changes on Cash and Cash Equivalents	(171)	0	0
Cash and Cash Equivalents at the End of Year	65,675	55,511	24,006
Cash Paid for Interest	7,158	2,928	1,902
Cash Paid for Taxes	$ 214	$ 0	$ 0